Acquisitions, Investments and Disposals - Historical Values of Net Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Sep. 25, 2012	Nov. 22, 2012
Business Acquisition [Line Items]
Goodwill	$ 403,207	[1]	$ 687,763	[1]	$ 782,815	$ 1,046,818
Cognor Stahlhandel GmbH (Cognor) [Member] | Historical Values [Member]
Business Acquisition [Line Items]
Cash and cash equivalents							4,884
Other current assets							107,839
Property, plant and equipment							49,097
Other non-current assets							3,384
Current liabilities							(184,027)
Non-current liabilities							(11,443)
Deferred income tax liabilities							(2,573)
Fair value of net assets (liabilities) acquired							(32,839)
Fair value of noncontrolling interest							(54)
Goodwill							61,949
Total investment							29,056
Lomprom Rostov [Member] | Historical Values [Member]
Business Acquisition [Line Items]
Cash and cash equivalents								76
Other current assets								4,758
Property, plant and equipment								22,970
Other non-current assets								2
Current liabilities								(18,404)
Non-current liabilities								(22,416)
Deferred income tax liabilities								(37)
Fair value of net assets (liabilities) acquired								(13,051)
Goodwill								13,151
Total investment								$ 100

[1]	See Note 4(e)